Shareholders' Equity (Details) - USD ($)				1 Months Ended		12 Months Ended
	Jun. 24, 2022	Dec. 05, 2020	Nov. 24, 2020	Jun. 24, 2022	Apr. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Jul. 18, 2022	Oct. 19, 2020	Sep. 20, 2018
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued								295,491		2,410
Ordinary shares outstanding						18,355,491	13,000,000			2,410
Ordinary shares									1,662.9
Dividend amount (in Dollars)			$ 50,000
Initial public offering describtion				On June 24, 2022, the Company completed its IPO of 5,060,000 Class A ordinary shares at a public offering price of $4.00 per share. The Company received aggregate net proceeds of $17,626,924 from the offering, after deducting 7.5% of underwriting discounts and other related expenses of $648,258.
Purchase rate	7.50%
Warrant exercise price	130.00%
General reserve amount (in Dollars)						$ 120,196	$ 48,340
Payments of dividend percentage						25.00%
Net asset percentage						25.00%
Development reserve (in Dollars)						$ 844,167	809,030
Amount of net asset (in Dollars)						$ 990,008	$ 883,015
Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, description					the Company effectuated a forward stock split at a ratio of 2,000-for-1 to increase the Company’s authorized share capital to 90,000,000 Class A ordinary Shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share; (2) the Company had nominal issuance of 7,024,200 Class A ordinary shares to the existing Class A ordinary shareholders and nominal issuance of 3,155,800 Class B ordinary shares to the existing Class B ordinary shareholder, after which, the Company had an aggregate of 15,000,000 ordinary shares issued and outstanding, consisting of 10,350,000 Class A ordinary shares and 4,650,000 Class B ordinary shares. On September 30, 2021, the Board of Directors approved that the shareholders of the Company voluntarily surrender, on pro rata basis, 2,000,000 ordinary shares of US$0.0005 par value per share (the Surrender). As a result, the Company has an aggregate of 13,000,000 ordinary shares issued and outstanding, consisting of 8,970,000 Class A ordinary shares and 4,030,000 Class B ordinary shares.
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
General reserve percentage						10.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
General reserve percentage						50.00%
Class A ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued						14,325,491	8,970,000
Ordinary shares outstanding						14,325,491	8,970,000
Ordinary shares			45,000
Par value (in Dollars per share)			$ 1
Ordinary shares vote		one
Class Bordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued						4,030,000	4,030,000
Ordinary shares outstanding						4,030,000	4,030,000
Ordinary shares			5,000
Par value (in Dollars per share)			$ 1
Ordinary shares vote		five
Ordinary shares par value (in Dollars per share)		$ 1
CEO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			747.1						747.1
CEO [Member] | Class A ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares		747.1
CEO [Member] | Class Bordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares		747.1